Capital risk management	12 Months Ended
Dec. 31, 2017
Capital risk management [Abstract]
Capital risk management
22.	Capital risk management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern and to preserve the capital on the required statutory level in order to succeed in developing a cure against AD.